UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: July 18, 2015 to August 17, 2015

Commission File Number of issuing entity: 333-190246-11

JPMBB Commercial Mortgage Securities Trust 2014-C26

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-190246

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

JPMorgan Chase Bank, National Association

Column Financial, Inc.

Barclays Bank PLC

Redwood Commercial Mortgage Corporation

General Electric Capital Corporation

RAIT Funding, LLC

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3943164
38-3943165
38-3952036
38-7127873

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑SB			X
A‑S			X
B			X
C			X
EC			X
X‑A			X
X‑B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On August 17, 2015 a distribution was made to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C26.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

Midland Loan Services, a Division of PNC Bank, N.A., in its capacity as Master Servicer for JPMBB Commercial Mortgage Securities Trust 2014-C26, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance
Prior Distribution Date:	07/17/2015	$39,279.44
Current Distribution Date:	08/17/2015	$135,908.66

REO Account Beginning and Ending Balance
Prior Distribution Date:	07/17/2015	$0.00
Current Distribution Date:	08/17/2015	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMBB Commercial Mortgage Securities Trust 2014-C26, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date:	07/17/2015	$3,765.44
Current Distribution Date:	08/17/2015	$3,885.91

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMBB Commercial Mortgage Securities Trust 2014-C26 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from July 18, 2015 to August 17, 2015. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a “Rule 15Ga-1 Form ABS-15G”) on May 7, 2015. The CIK number for the Depositor is 0001013611. JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 6, 2015. The CIK number for JPMorgan Chase Bank, National Association is 0000835271. Column Financial, Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2015. The CIK number for Column Financial, Inc. is 0001628601. Barclays Bank PLC filed its most recent Rule 15Ga-1 Form ABS-15G on August 13, 2015. The CIK number for Barclays Bank PLC is 0000312070. Redwood Commercial Mortgage Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 4, 2015. The CIK number for Redwood Commercial Mortgage Corporation is 0001567746. General Electric Capital Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on January 12, 2015. The CIK number for General Electric Capital Corporation is 0000040554. RAIT Funding, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2015. The CIK number for RAIT Funding, LLC is 0001587045.

Part II - OTHER INFORMATION

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C26, relating to the August 17, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo

Bianca Russo, Managing Director and Secretary

Date: August 27, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C26, relating to the August 17, 2015 distribution.